Shareholders' Equity (Details) - USD ($)												12 Months Ended
		Jun. 23, 2025	Sep. 14, 2024	Sep. 05, 2024	Aug. 23, 2024	Jun. 25, 2024	Sep. 14, 2023	Mar. 15, 2023	Aug. 08, 2022	Aug. 25, 2021	Oct. 26, 2020	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Shareholders’ Equity [Line Items]
Number of shares									35,000,000		25,000,000
Reverse split									1-for-2		1-for-4
Reverse split issued									17,652,743		70,610,963
Temporary shares issued				7,732,608
Exercise of options employees issued												730,637
Additional paid-in capital (in Dollars)												$ 725,475	$ 1,269,406		$ 4,433,552
Least percentage												10.00%
Reserve equal percentage												50.00%
Total restricted net assets (in Dollars)												$ 22,341,270	23,066,745
PRC [Member]
Shareholders’ Equity [Line Items]
Total restricted net assets (in Dollars)												$ 624,097	$ 624,097
Minimum [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)									$ 0.08
Shares per share value (in Dollars per share)											$ 0.02
Increase in authorized shares												25,000,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)									$ 0.16
Shares per share value (in Dollars per share)											0.08
Increase in authorized shares												70,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized number of ordinary shares												100,000,000
Par value (in Dollars per share)												$ 0.02
Class A ordinary shares [Member]
Shareholders’ Equity [Line Items]
Authorized number of ordinary shares												30,000,000	30,000,000
Par value (in Dollars per share)												$ 0.16	$ 0.16
Number of shares												60,000,000
Common stock vote												one
Ordinary shares, shares issued												8,151,910	7,171,858
Par value (in Dollars per share)										$ 0.08
Ordinary shares, shares outstanding												8,151,910	7,171,858
Temporary shares issued															6,496,874
Share issued		249,415	169,887		52,000	631,200
Exercise of options employees issued				508,750
Class A ordinary shares [Member] | Benchmark Company LLC [Member]
Shareholders’ Equity [Line Items]
Share issued							43,784
Class A ordinary shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed												30,000,000
Increase in authorized shares										15,000,000		15,000,000
Class A ordinary shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed												60,000,000
Increase in authorized shares										60,000,000		60,000,000
Common Class B [Member]
Shareholders’ Equity [Line Items]
Authorized number of ordinary shares												5,000,000	5,000,000
Par value (in Dollars per share)												$ 0.16	$ 0.16
Number of shares												40,000,000
Common stock vote												ten
Ordinary shares, shares issued												3,829,500	3,829,500
Ordinary shares, shares outstanding												3,829,500	3,829,500
Temporary shares issued															3,829,500
Temporary equity outstanding															3,829,500
Common Class B [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed												5,000,000
Increase in authorized shares												10,000,000
Common Class B [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed												10,000,000
Increase in authorized shares												10,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of shares									35,000,000
Reverse split									1-for-2
Shares per share value (in Dollars per share)									$ 0.16
Reverse split issued									8,826,374
Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Shares per share value (in Dollars per share)									$ 0.08
Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Shares per share value (in Dollars per share)									0.16
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)		$ 0.16	$ 0.16	$ 0.16	$ 0.16				$ 0.16
Shares per share value (in Dollars per share)											$ 0.08
Reverse split issued											17,652,743
Ordinary shares, shares issued		11,981,410	11,731,995	11,562,108	11,053,358	11,001,358	10,370,158		8,826,374						10,326,374
Ordinary shares, shares outstanding		11,981,410	11,731,995	11,562,108	11,053,358	11,001,358	10,370,158		8,826,374						10,326,374
Increase of ordinary shares (in Dollars)		$ 39,906	$ 27,182	$ 81,400	$ 8,320
Ordinary Shares [Member] | Class A ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued									4,996,874
Ordinary shares, shares outstanding									4,996,874
Initial public offering								1,500,000				980,052	674,984	[1]	1,500,000	[1]
Temporary shares issued		8,151,910	7,902,495		7,223,858	7,171,858	6,540,658
Temporary equity outstanding		8,151,910	7,902,495	7,732,608	7,223,858	7,171,858	6,540,658								6,496,874
Additional paid-in capital (in Dollars)	[1]											$ 156,809	$ 107,998		$ 240,000
Ordinary Shares [Member] | Class A ordinary shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed												15,000,000
Ordinary Shares [Member] | Common Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued									3,829,500
Ordinary shares, shares outstanding									3,829,500
Initial public offering
Temporary shares issued		3,829,500	3,829,500	3,829,500	3,829,500	3,829,500	3,829,500
Temporary equity outstanding		3,829,500	3,829,500	3,829,500	3,829,500	3,829,500	3,829,500
Additional paid-in capital (in Dollars)	[1]
Ordinary Shares [Member] | Common Class B [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed												10,000,000
Ordinary Shares [Member] | Common Class B [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed												40,000,000
Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued									17,652,743
Additional Paid-in Capital [Member]
Shareholders’ Equity [Line Items]
Additional paid-in capital (in Dollars)		$ 568,666										$ 568,666	$ 1,161,408		$ 4,193,552

[1]	Retrospectively restated for effect of 1-for-4 reverse split on October 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.